AUL American Individual Unit Trust
                            Annual Report
                          December 31, 1996
                                asxc






This report may be used as sales literature only when accompanied or preceded by effective prospectuses of AUL
American Series Fund, Inc. and AUL American Individual Unit Trust, which relate sales expense and other pertinent information.

A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust

The U.S. economy continued its moderate expansion during 1996. Investors began the year fearing that the economic growth rate would accelerate, forcing the Federal Reserve to tighten monetary policy. However, GDP (gross domestic product) grew at a sustainable pace during the year while core inflation remained subdued. This seemed to have the effect of calming investors and reduced prospects for monetary tightening by the Federal Reserve in the near term.

The stock market experienced another rewarding year in 1996 with the Dow Jones Industrial Average and the S&P 500
(commonly quoted equity indices) establishing new highs throughout the year. Throughout 1996, investors continued to react positively to the combination of slow growth and moderate inflation. However, not all stocks had identical performance.
These major equity indices were driven by the superior returns of large capitalization growth companies while small and medium size companies lagged conspicuously.

Long maturity Treasury bonds yielded just below 6% at the beginning of 1996. By midyear, however, investors were increasingly concerned about the inflationary impact of rapid employment growth in the U.S. economy. Long maturity
Treasury bond yields increased to more than 7%. Although a brief market rally occurred in the fourth quarter, year-end intermediate and longer maturity bond yields remained seventy to eighty basis points above levels at the beginning of the year. Because of the move to higher interest rates and lower bond prices in 1996, bond market returns were modest, especially relative to stock market returns.

At the present time, economists are expecting 1997 to be another year of moderate growth and low inflation. The Federal
Reserve is expected to stay on the sidelines until concrete evidence of excessive economic growth or weakness surfaces.
Interest rates will be highly dependent upon the Federal Reserve Bank's reaction to the various indicators of economic growth and inflation.

Equity investors have now experienced two back-to-back years of excellent stock performance. Even after the exuberance of the last two years, the major stock averages could still post further gains during 1997, but the gains are expected to be on a more modest scale. The market could also experience increased volatility as equity concerns heighten. Good bond performance is likely to be highly dependent on investors' comfort level with the pace of economic growth and continued moderate inflation.

James W. Murphy
Chairman of the Board of Directors and President

Indianapolis, Indiana
January 15, 1997

(This page is intentionally blank.)

Report of Independent Accountants




The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company


We have audited the accompanying statements of net assets of AUL American Individual Unit Trust as of
December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December
31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Individual Unit Trust as of December 31, 1996, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.







Indianapolis, Indiana
January 31, 1997
                 AUL American Individual Unit Trust
                      statementS of net assets
                          December 31, 1996

                              Series Fund
       Fidelity

                   EquityMoney Market      Bond  Managed Tactical Asset
   High Income



Assets:
Investment at market
value       $   3,674,588  $ 2,686,771 $ 1,945,983 $ 3,265,685 $ 979,464
$ 2,078,002



Net Assets     $  3,674,588 $ 2,686,771 $    1,945,983 $  3,265,685   $ 979,464
  $       2,078,002



Units outstanding 528,267    2,487,983  327,311       499,401        161,866
         310,544



Accumulation Unit Value  $  6.96 $  1.08 $ 5.94   $ 6.54   $  6.05
$       6.69



















The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
                statementS of net assets (continued)
                          December 31, 1996


       Fidelity

                   Growth  Overseas   Asset Manager    Index 500 Equity-Income
            Contrafund



Assets:
Investment at market
value       $ 8,613,807  $ 1,062,338  $ 5,991,767  $ 6,723,977  $ 5,678,892
$          6,223,216



Net Assets     $ 8,613,807 $ 1,062,338 $ 5,991,767 $  6,723,977   $ 5,678,892
$       6,223,216



Units outstanding 1,131,117  178,474    938,555       815,022       842,213
        861,471



Accumulation Unit Value      $ 7.61 $ 5.95 $ 6.38   $ 8.25   $  6.74
$       7.22

The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
                statementS of net assets (continued)
                          December 31, 1996

                       TCI             Alger  Calvert   T. Rowe Price

                      TCI   TCI    American      Capital
                   GrowthInternational   Growth Accumulation   Equity Income


Assets:
Investment at market
value       $ 2,279,864     $  879,507 $ 8,440,581 $ 1,332,507   $ 7,681,960



Net Assets  $ 2,279,864 $  879,507 $  8,440,581 $  1,332,507   $  7,681,960



Units outstanding  372,019   145,117  1,256,070    202,261       1,081,376



Accumulation Unit Value      $  6.13 $  6.06 $ 6.72   $  6.59   $  7.10




















The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
         statementS of operations and changes in net assets
           for the years ended December 31, 1996 and 1995

     Series Fund

                      Equity       Money Market       Bond


                    1996   1995     1996  1995    1996   1995


Operations:
Dividend income      $  45,758 $  24,156 $ 115,215   $  35,085  $ 92,504
$           14,930
Mortality & expense
charges                29,591     7,143     30,590     8,469       16,617
        2,320

Net Investment Income
(Expense)              16,167    17,013     84,625    26,616       75,887
            12,610


Gain (Loss) on Investments:
Net realized gain (loss)   34,024   3,397                            (2,048)
3,026
Net change in
unrealized gain (loss)    344,982  69,299                            (18,274)
            9,713

Net Gain (Loss)        379,006     72,696                            (20,322)
                12,739


Increase (Decrease)
 in Assets from
  Operations           395,173     89,709    84,625    26,616         55,565
                         25,349


Contract Owner Transactions:
Proceeds from units sold    2,342,416  869,356  21,617,520  13,858,429 1,594,898
                       501,910
Cost of units redeemed    (66,261) (35,771)(20,667,199) (12,862,189)(186,785)
                   (45,556)

Increase            2,276,155   833,585   950,321  996,240      1,408,113
                     456,354


Net increase        2,671,328  923,294  1,034,946 1,022,856     1,463,678
      481,703
Net Assets, beginning 1,003,260 79,966  1,651,825   628,969      482,305
    602

Net Assets, ending    $3,674,588 $1,003,260 $ 2,686,771 $1,651,825   $1,945,983
  $         482,305


Units sold            368,904  174,411  20,521,606   13,487,828      277,366
          91,041
Units redeemed       (10,375)  (20,632)   (19,616,253) (12,531,733)  (31,969)
          (9,246)


Net increase          358,529  153,779    905,353      956,095        245,397
           81,796
Units outstanding,
beginning           169,738   15,959     1,582,630     626,535         81,914
         119

Units outstanding,
ending            528,267       169,738  2,487,983     1,582,630      327,311
           81,914






















The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995

                         Series Fund                   Fidelity

                       Managed    Tactical Asset   High-Income


                    1996   1995     1996  1995(1)         1996    1995


Operations:
Dividend income      $ 81,813 $ 25,580 $  28,262   $  1,374  $  69,242
$            7,711
Mortality & expense
charges                25,095   4,163     7,553         104      17,670
      4,816

Net Investment Income
(Expense)              56,718   21,417    20,709     1,270       51,572
           2,895


Gain (Loss) on Investments:
Net realized gain (loss)  25,509  5,649  2,694        528         26,834
               (1,263)
Net change in
unrealized gain (loss)   159,770   21,145  64,663     (333)        83,401
            54,330

Net Gain (Loss)        185,279     26,794   67,357      195        110,235
             53,067


Increase (Decrease)
 in Assets from
  Operations           241,997      48,211   88,066     1,465        161,807
                         55,962


Contract Owner Transactions:
Proceeds from units sold  2,460,594  683,302 824,922  95,934  1,356,038
707,107
Cost of units redeemed   (142,232)   (29,532)  (29,031)  (1,892)   (178,148)
                  (85,770)

Increase            2,318,362     653,770    795,891      94,042   1,177,890
                        621,337


Net increase        2,560,359    701,981    883,957       95,507    1,339,697
          677,299
Net Assets, beginning  705,326   3,345      95,507                   738,305
 61,006

Net Assets, ending    $3,265,685 $705,326 $ 979,464    $ 95,507   $ 2,078,002
$         738,305


Units sold            403,449    123,620    150,337       18,390      214,596
          128,372
Units redeemed       (23,140)        (5,193)   (6,501)     (360)      (28,308)
          (16,345)


Net increase          380,309    118,427    143,836       18,030      186,288
          112,027
Units outstanding, beginning 119,092  665    18,030                   124,256
           12,229

Units outstanding, ending     499,401  119,092  161,866   18,030      310,544
          124,256


















(1) for the period from July 31, 1995 through December 31, 1995




The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


       Fidelity

                      Growth         Overseas    Asset Manager


                    1996   1995     1996  1995    1996   1995


Operations:
Dividend income      $ 206,470 $ 1,308 $ 9,445   $  920  $    98,943
$            8,652
Mortality & expense
charges                71,907  14,630   9,283      3,218       44,655
        10,713

Net Investment Income
(Expense)             134,563  (13,322)   162     (2,298)      54,288
            (2,061)


Gain (Loss) on Investments:
Net realized gain (loss)  211,891  30,318  19,409   6,731      58,343
        14,205
Net change in
unrealized gain (loss)    311,416  196,926  62,848    24,775     390,495
          127,044

Net Gain (Loss)        523,307     227,244  82,257    31,506      448,838
                141,249


Increase (Decrease)
 in Assets from
  Operations           657,870     213,922   82,419    29,208       503,126
                       139,188


Contract Owner Transactions:
Proceeds from units sold    5,798,270  2,492,131 716,922   445,508  4,311,179
                  1,440,553
Cost of units redeemed      (415,375)  (220,014)  (91,954)  (135,679) (212,023)
                    (261,952)

Increase            5,382,895   2,272,117   624,968    309,829     4,099,156
                      1,178,601


Net increase        6,040,765  2,486,039   707,387  339,037       4,602,282
      1,317,789
Net Assets, beginning 2,573,042   87,003   354,951   15,914       1,389,485
         71,696

Net Assets, ending    $ 8,613,807 $2,573,042 $1,062,338    $ 354,951  $5,991,767
   $       1,389,485


Units sold            805,777     404,210    128,049   90,444      727,908
       286,115
Units redeemed       (57,408)     (38,766)   (16,250)  (27,007)    (35,685)
       (54,465)


Net increase          748,369      365,444    111,799    63,437     692,223
        231,650
Units outstanding, beginning 382,748 17,304    66,675     3,238      246,332
          14,682

Units outstanding, ending 1,131,117  382,748   178,474     66,675    938,555
         246,332




















The accompanying notes are an integral part of the financial statements

                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


       Fidelity

                      Index 500   Equity-Income     Contrafund


                    1996   1995     1996  1995(2)         1996    1995(2)


Operations:
Dividend income      $ 45,109 $    852 $  59,196   $  7,398  $   10,399
$            8,934
Mortality & expense
charges                44,637    3,923    44,959      3,129      43,120
      2,719

Net Investment Income
(Expense)                 472    (3,071)   14,237     4,269     (32,721)
            6,215


Gain (Loss) on Investments:
Net realized gain (loss)   122,509    5,555  38,790     3,381      80,913
             1,068
Net change in
unrealized gain (loss)     638,522    79,090  396,053  56,632    666,789
           24,117

Net Gain (Loss)        761,031         84,645   434,843   60,013    747,702
              25,185


Increase (Decrease)
 in Assets from
  Operations           761,503   81,574     449,080        64,282     714,981
                          31,400


Contract Owner Transactions:
Proceeds from units sold    5,347,903   833,980   4,547,863 935,579  4,960,020
                     708,239
Cost of units redeemed      (272,289)   (28,795)  (287,406) (30,506) (186,380)
                     (5,044)

Increase            5,075,614         805,185  4,260,457     905,073  4,773,640
                           703,195


Net increase        5,837,117      886,759      4,709,537      969,355 5,488,621
             734,595
Net Assets, beginning  886,860         101        969,355              734,595


Net Assets, ending    $ 6,723,977 $ 886,860 $ 5,678,892    $ 969,355 $ 6,223,216
   $         734,595


Units sold            721,534        134,987      725,735      167,566  767,503
            122,672
Units redeemed       (36,902)        (4,617)       (45,774)     (5,314) (27,857)
          (847)


Net increase          684,632        130,370        679,961    162,252  739,646
            121,825
Units outstanding, beginning 130,390       20        162,252            121,825


Units outstanding, ending     815,022  130,390  842,213        162,252  861,471
            121,825

















(2) for the period from April 28, 1995 through December 31, 1995


The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995

                              TCI                 Alger

                     TCI Growth TCI InternationalAmerican Growth


                    1996   1995     1996  1995    1996   1995(2)


Operations:
Dividend income      $138,502 $     35 $  13,386   $         $131,042
$           1
Mortality & expense
charges                21,010    5,495    7,924        2,961    64,041
3,743

Net Investment Income
(Expense)             117,492   (5,460)    5,462       (2,961)    67,001
               (3,742)


Gain (Loss) on Investments:
Net realized gain (loss) 29,651  8,559   14,675          4,225     57,997
             5,210
Net change in
unrealized gain (loss) (267,775)   84,124  65,251        33,996    429,314
         8,939

Net Gain (Loss)      (238,124)     92,683  79,926        38,221    487,311
             14,149


Increase (Decrease)
 in Assets from
  Operations         (120,632)     87,223         85,388   35,260   554,312
                        10,407


Contract Owner Transactions:
Proceeds from units sold    1,732,790  798,976    433,643  395,275  7,105,908
        1,260,890
Cost of units redeemed      (164,269)  (68,299)   (37,857)  (36,226)  (469,736)
           (21,200)

Increase            1,568,521         730,677     395,786  359,049   6,636,172
                        1,239,690


Net increase               1,447,889    817,900  481,174    394,309  7,190,484
   1,250,097
Net Assets, beginning  831,975      14,075        398,333     4,024  1,250,097


Net Assets, ending    $    2,279,864 $ 831,975 $  879,507 $ 398,333 $ 8,440,581
  $       1,250,097


Units sold            268,925        137,785      77,615    80,369    1,122,887
            211,706
Units redeemed       (25,176)       (12,325)     (6,759)  (6,939)    (75,053)
          (3,470)


Net increase          243,749        125,460      70,856   73,430   1,047,834
          208,236
Units outstanding, beginning 128,270    2,810      74,261     831    208,236


Units outstanding, ending  372,019   128,270  145,117       74,261  1,256,070
          208,236





















(2) for the period from April 28, 1995 through December 31, 1995


The accompanying notes are an integral part of the financial statements.

                 AUL American Individual Unit Trust
   statementS of operations and changes in net assets (continued) for the years ended December 31, 1996 and 1995


                    Calvert             T. Rowe Price

                Capital AccumulationEquity Income


                    1996   1995(2)        1996    1995(2)


Operations:
Dividend income      $  2,162 $        7,823 $      175,556   $           14,875
Mortality & expense
charges                 8,980             570         51,751            3,528

Net Investment Income
(Expense)             (6,818)           7,253        123,805            11,347


Gain (Loss) on Investments:
Net realized gain (loss)        8,363            190   124,056          4,723
Net change in
unrealized gain (loss)         44,730          (267)             515,833 68,278

Net Gain (Loss)         53,093           (77)        639,889           73,001


Increase (Decrease)
 in Assets from
  Operations            46,275          7,176        763,694          84,348


Contract Owner Transactions:
Proceeds from units sold    1,178,357        142,896  6,202,566          931,503
Cost of units redeemed       (41,758)          (439)  (265,100)        (35,051)

Increase            1,136,599         142,457      5,937,466           896,452


Net increase        1,182,874        149,633      6,701,160      980,800
Net Assets, beginning  149,633                       980,800

Net Assets, ending    $    1,332,507 $      149,633 $    7,681,960    $ 980,800


Units sold            184,348         24,163        958,454      169,153
Units redeemed        (6,178)           (72)       (40,121)      (6,110)


Net increase          178,170         24,091        918,333      163,043
Units outstanding, beginning  24,091                 163,043

Units outstanding, ending     202,261        24,091      1,081,376    163,043


(2) for the period from April 28, 1995 through December 31, 1995





The accompanying notes are an integral part of the financial statements.

                    notes to financial statements

1.  Summary of Significant Accounting Policies
     The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance
Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account
for individual annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund), Fidelity Investments Variable Insurance Products Fund and Variable
Insurance Products Fund II(Fidelity), TCI Portfolios, Inc. (TCI), Alger American
 Fund (Alger), Calvert Group  (Calvert),
and T. Rowe Price.

Security Valuation Transactions and Related Income
The market value of investments is based on the closing bid prices at December 31,1996. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1996 and 1995 were $539,383 and $81,649, respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Account Charges
      AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the years ended December 31, 1996 and 1995 were $21,722 and $729, respectively.

AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. The amount of the charge depends upon the type of contract and the length of time the
contract has existed, as follows:
       Flexible Premium ContractOne Year Flexible Premium Contract

      Contract Year        Withdrawal Charge    Contract YearWithdrawal Charge

             1        10%          1         7%
             2        9%            2         6%
            3       8%               3                     5%
             4        7%            4         4%
             5        6%            5         3%
             6        5%            6         2%
             7        4%            7         1%
             8        3%            8         0%
             9        2%
          10          1%
          11          0%
The aggregrate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.

notes to financial statements (continued)

3.         Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the year ended December 31, 1996, is:

                     12/31/96       12/31/95      Change


Series Fund:
  Equity     $        6.955832     $        5.910622               17.7%
    Money Market       1.079623        1.044437                3.4%
    Bond              5.944584         5.887919                1.0%
    Managed           6.538610         5.922513               10.4%
    Tactical Asset     6.050897        5.297110               14.2%

  Fidelity:
  High Income          6.690998        5.941506               12.6%
    Growth            7.614970         6.722540               13.3%
    Overseas          5.951929         5.323589               11.8%
    Asset Manager      6.383686        5.640705               13.2%
    Index 500          8.249673        6.801594               21.3%
    Equity Income      6.742581        5.974362               12.9%
    Contrafund         7.223554        6.029929               19.8%

  TCI:
  TCI Growth          6.128474         6.486115               -5.5%
    TCI International         6.060122           5.363939               13.0%

Alger:
  American Growth      6.719732        6.003257               11.9%

Calvert:
  Capital Accumulation   6.587155                 6.211190                 6.1%

T. Rowe Price:
    Equity Income        7.104109        6.015571               18.1%

  4.         Cost of Investments
   The cost of investments at December 31, 1996, is:

   Series Fund:
                      Equity                            $          3,262,899
                     Money Market                                  2,686,771
                     Bond                                          1,954,554
                    Managed                                        3,084,840
                    Tactical Asset                                   915,133
   Fidelity:        High Income                                    1,939,992
                   Growth                                          8,104,518
                   Overseas                                          974,604
                  Asset Manager                                    5,474,190
                   Index 500                                       6,006,364
                  Equity-Income                                    5,226,206
                  Contrafund                                       5,532,309
                TCI:
                  TCI Growth                            $          2,463,473
                  TCI International                                  780,238
           Alger:
                  American Growth                                  8,002,328
           Calvert:
                  Capital Accumulation                             1,288,044
           T. Rowe Price:
                  Equity Income                                    7,097,849
             notes to financial statements (continued)

5.              Net Assets
   Net Assets at December 31, 1996 are:

                                 Series Fund

                   EquityMoney Market      Bond  Managed
Tactical Asset

Proceeds from units sold $ 3,290,709 $ 36,104,918 $ 2,097,410  $ 3,147,230
$         920,856
Cost of units redeemed     (102,032)   (33,529,388) (232,341)    (171,764)
            (30,923)
Net investment income   36,801        111,241         88,506       78,215
            21,978
Net realized gain       37,421              0            979        31,159
          3,222
Unrealized gain (loss)
on investments         411,689         0    (8,571)   180,845
             64,331

             $      3,674,588      $  2,686,771      $ 1,945,983 $  3,265,685
$           979,464


                                  Fidelity

                  High Income      Growth         OverseasAsset Manager
          Index  500

Proceeds from units sold $  2,123,887 $ 8,376,476 $ 1,178,236   $ 5,823,409
   $       6,181,984
Cost of units redeemed     (263,918)      (635,390)  (227,632)   (473,975)
          (301,084)
Net investment income   54,451        121,222        (2,140)       52,209
            (2,598)
Net realized gain       25,572        242,210         26,140        72,547
            128,062
Unrealized gain (loss)
on investments         138,010        509,289         87,734      517,577
            717,613

               $    2,078,002 $    8,613,807 $    1,062,338 $  5,991,767
$       6,723,977




                       Fidelity         TCI
Alger


American
                 Equity-Income   Contrafund      TCI Growth TCI International
      Growth

Proceeds from units sold $ 5,483,440 $ 5,668,258 $ 2,545,802 $   832,923
$       8,366,800
Cost of units redeemed     (317,911)   (191,424)   (232,568)    (74,083)
          (490,936)
Net investment income   18,505       (26,506)        112,029      2,499
            63,257
Net realized gain       42,172         81,981         38,210      18,899
             63,207
Unrealized gain (loss)
on investments         452,686        690,907      (183,609)     99,269
            438,253

               $    5,678,892 $    6,223,216 $  2,279,864 $   879,507
$       8,440,581


                    Calvert    T. Rowe Price

                    Capital
                 Accumulation  Equity Income

Proceeds from units sold $     1,321,252      $7,134,070
Cost of units redeemed      (42,197)      (300,152)
Net investment income      435        135,152
Net realized gain        8,554        128,779
Unrealized gain (loss)
on investments         44,463        584,111

               $    1,332,507 $    7,681,960

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
American United Life Insurance Company
   P.O. Box 368
      Indianapolis, Indiana 46206-0368

SA-13522L